UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  MARCH 31, 2010

Semiannual Report to Shareholders

DWS Short Duration Plus Fund

Contents

4 Performance Summary

8 Information About Your Fund's Expenses

10 Portfolio Summary

12 Investment Portfolio

36 Financial Statements

40 Financial Highlights

45 Notes to Financial Statements

59 Other Information

60 Summary of Management Fee Evaluation by Independent Fee Consultant

65 Account Management Resources

66 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. As part of the global alpha strategy, the fund may use derivatives. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. In the current market environment, mortgage-backed securities are experiencing increased volatility. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2010

Average Annual Total Returns as of 3/31/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	3.25%	11.99%	3.43%	4.00%	4.57%
Class B	2.85%	11.10%	2.56%	2.93%	3.44%
Class C	2.87%	11.16%	2.66%	3.26%	3.81%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	0.41%	8.91%	2.47%	3.42%	4.28%
Class B (max 4.00% CDSC)	-1.15%	8.10%	1.95%	2.76%	3.44%
Class C (max 1.00% CDSC)	1.87%	11.16%	2.66%	3.26%	3.81%
No Sales Charges						Life of Institutional Class*
Class S	3.36%	12.21%	3.62%	4.13%	4.76%	N/A
Institutional Class	3.43%	12.36%	N/A	N/A	N/A	4.61%
Barclays Capital 1-3 Year Government/Credit Index+	1.28%	4.15%	5.01%	4.56%	4.82%	4.32%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* Institutional Class commenced operations on August 27, 2008. Index returns began on August 31, 2008.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2010 are 0.88%, 1.85%, 1.62%, 0.70% and 0.52% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A shares prior to its inception on November 29, 2002, Class B shares prior to its inception on April 23, 2007 and for Class C shares prior to its inception on February 3, 2003 are derived from the historical performance of the Investment Class shares of DWS Short Duration Plus Fund (which was renamed Class S shares on October 23, 2006) during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Prior to November 17, 2004, performance of the Fund shown in this section was obtained while the Fund had a different investment objective and investment strategies, and different fees and expenses. The returns during the year 2004 include a 2.7% one-time effect of the conversion of the Fund from a stable value fund to a short-term bond fund and in the absence of such conversion, the returns would have been lower.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Short Duration Plus Fund — Class A [] Barclays Capital 1-3 Year Government/Credit Index+

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ Barclays Capital 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 3/31/10	$ 9.53	$ 9.54	$ 9.52	$ 9.55	$ 9.54
9/30/09	$ 9.40	$ 9.42	$ 9.39	$ 9.43	$ 9.42
Distribution Information: Six Months as of 3/31/10: Income Dividends	$ .17	$ .14	$ .14	$ .18	$ .19
March Income Dividend	$ .0281	$ .0218	$ .0220	$ .0299	$ .0310
SEC 30-day Yield++	2.37%	1.66%	1.70%	2.66%	2.78%
Current Annualized Distribution Rate++	3.54%	2.74%	2.77%	3.76%	3.90%
++ The SEC yield is net investment income per share earned over the month ended March 31, 2010, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.53% and 2.53% for Class B and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 2.61% and 3.63% for Class B and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Short Investment Grade Debt Funds Category as of 3/31/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	90	of	257	35
3-Year	121	of	238	51
5-Year	74	of	184	40
Class B 1-Year	105	of	257	41
Class C 1-Year	103	of	257	40
3-Year	154	of	238	65
5-Year	113	of	184	62
Class S 1-Year	87	of	257	34
3-Year	113	of	238	48
5-Year	64	of	184	35
10-Year	16	of	99	16
Institutional Class 1-Year	85	of	257	33

Prior to November 17, 2004 the Fund had a different investment objective and investment strategy. On February 28, 2005 the Fund's Lipper category changed from the Intermediate Investment Grade Debt Funds Category to the Short Investment Grade Debt Funds Category. Performance and rankings prior to November 17, 2004 should not be considered representative of the present Fund.

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class B and S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2009 to March 31, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2010
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/10	$ 1,032.50	$ 1,028.50	$ 1,028.70	$ 1,033.60	$ 1,034.30
Expenses Paid per $1,000*	$ 4.16	$ 8.24	$ 8.04	$ 3.19	$ 2.54
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/10	$ 1,020.84	$ 1,016.80	$ 1,017.00	$ 1,021.79	$ 1,022.44
Expenses Paid per $1,000*	$ 4.13	$ 8.20	$ 8.00	$ 3.18	$ 2.52
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Short Duration Plus Fund	.82%	1.63%	1.59%	.63%	.50%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/10	9/30/09

Corporate Bonds	46%	37%
Government & Agency Obligations	22%	27%
Collateralized Mortgage Obligations	8%	8%
Commercial Mortgage-Backed Securities	7%	10%
Asset Backed	6%	6%
Loan Participations and Assignments	5%	5%
Mortgage-Backed Securities Pass-Throughs	3%	3%
Cash Equivalents	2%	4%
Municipal Bonds and Notes	1%	—
	100%	100%
Quality (Excluding Securities Lending Collateral and Cash Equivalents)	3/31/10	9/30/09

US Government & Treasury Obligations	16%	19%
AAA	25%	27%
AA	14%	10%
A	16%	15%
BBB	21%	21%
BB	5%	4%
B	1%	1%
CCC	1%	1%
Not Rated	1%	2%
	100%	100%

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Asset allocation and quality are subject to change.

Effective Maturity	3/31/10	9/30/09

Less than 1 year	15%	22%
1-2.99 years	42%	47%
3-4.99 years	36%	24%
5-9.99 years	5%	6%
10-14.99 years	2%	1%
	100%	100%

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features.

Weighted average effective maturity: 3.1 years and 2.6 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 12. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of March 31, 2010 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 45.2%
Consumer Discretionary 2.7%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	54,337
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	33,338
8.0%, 3/15/2014	20,000	20,050
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	110,000	110,000
AutoZone, Inc., 5.75%, 1/15/2015	6,660,000	7,188,624
Avis Budget Car Rental LLC, 2.75%**, 5/15/2014	1,250,000	1,087,500
DirecTV Holdings LLC:
144A, 3.55%, 3/15/2015	4,140,000	4,073,541
144A, 4.75%, 10/1/2014	5,570,000	5,819,057
7.625%, 5/15/2016	140,000	156,800
DISH DBS Corp.:
6.375%, 10/1/2011	85,000	88,400
6.625%, 10/1/2014	59,000	59,442
7.125%, 2/1/2016	50,000	50,937
Dollarama Group Holdings LP, 7.206%**, 8/15/2012 (a)	38,000	37,715
Fortune Brands, Inc., 6.375%, 6/15/2014	8,075,000	8,837,135
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	49,500
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	30,863
Hertz Corp., 8.875%, 1/1/2014	90,000	92,475
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	31,000	26,505
JC Penney Corp., Inc.:
Series A, 6.875%, 10/15/2015	6,287,000	6,664,220
9.0%, 8/1/2012	4,000,000	4,480,000
Lamar Media Corp., Series C, 6.625%, 8/15/2015	10,000	9,613
Macy's Retail Holdings, Inc., 6.625%, 4/1/2011	9,400,000	9,799,500
Norcraft Holdings LP, 9.75%, 9/1/2012	5,000	4,750
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	101,062
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	11,000	11,316
TCM Sub LLC, 144A, 3.55%, 1/15/2015	7,210,000	7,153,423
Time Warner Cable, Inc.:
3.5%, 2/1/2015	2,800,000	2,802,369
6.2%, 7/1/2013	4,445,000	4,905,026
Viacom, Inc., 4.375%, 9/15/2014	4,210,000	4,349,734
Videotron Ltd., 9.125%, 4/15/2018	15,000	16,669
Wyndham Worldwide Corp., 6.0%, 12/1/2016	4,680,000	4,636,214
		72,750,115
Consumer Staples 2.2%
Altria Group, Inc., 7.125%, 6/22/2010	4,620,000	4,676,253
Anheuser-Busch InBev Worldwide, Inc., 144A, 5.375%, 11/15/2014	9,230,000	9,997,068
Campbell Soup Co., 3.375%, 8/15/2014	8,855,000	9,095,334
ConAgra Foods, Inc., 7.875%, 9/15/2010	1,056,000	1,088,834
Dr. Pepper Snapple Group, Inc.:
2.35%, 12/21/2012	2,110,000	2,124,962
6.12%, 5/1/2013	1,400,000	1,556,740
H.J. Heinz Co., 5.35%, 7/15/2013	5,840,000	6,332,621
Kraft Foods, Inc.:
0.75%**, 8/11/2010	5,000,000	5,005,205
2.625%, 5/8/2013	1,940,000	1,954,585
PepsiAmericas, Inc., 4.375%, 2/15/2014	1,915,000	2,024,494
Procter & Gamble Co., 4.6%, 1/15/2014	4,735,000	5,087,431
Reynolds American, Inc.:
0.957%**, 6/15/2011	5,000,000	4,979,345
6.5%, 7/15/2010	5,000,000	5,058,760
		58,981,632
Energy 2.8%
Anadarko Petroleum Corp.:
5.75%, 6/15/2014	890,000	964,141
7.625%, 3/15/2014	4,500,000	5,173,434
Atlas Energy Operating Co., LLC, 10.75%, 2/1/2018	100,000	110,000
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	65,650
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	7,982,826
Cenovus Energy, Inc., 144A, 4.5%, 9/15/2014	3,900,000	4,068,862
Chaparral Energy, Inc., 8.5%, 12/1/2015	10,000	9,125
Chesapeake Energy Corp.:
6.25%, 1/15/2018	25,000	23,813
6.875%, 1/15/2016	20,000	19,750
7.25%, 12/15/2018	45,000	45,000
Devon Energy Corp., 5.625%, 1/15/2014	4,600,000	5,030,804
El Paso Corp.:
7.25%, 6/1/2018	35,000	36,117
9.625%, 5/15/2012	50,000	54,033
Enterprise Products Operating LLC:
4.6%, 8/1/2012	5,770,000	6,086,404
4.95%, 6/1/2010	1,000,000	1,005,187
Series G, 5.6%, 10/15/2014	3,940,000	4,264,589
Series M, 5.65%, 4/1/2013	1,175,000	1,268,818
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	40,300
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,397,263
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,385,772
KCS Energy, Inc., 7.125%, 4/1/2012	195,000	195,000
Kinder Morgan Energy Partners LP:
5.625%, 2/15/2015	3,680,000	3,990,478
6.75%, 3/15/2011	2,800,000	2,941,862
Marathon Oil Corp., 6.5%, 2/15/2014	3,080,000	3,453,228
Mariner Energy, Inc.:
7.5%, 4/15/2013	55,000	55,413
8.0%, 5/15/2017	75,000	73,687
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	91,350
OPTI Canada, Inc.:
7.875%, 12/15/2014	75,000	70,125
8.25%, 12/15/2014	45,000	42,300
Petrohawk Energy Corp.:
7.875%, 6/1/2015	35,000	35,656
9.125%, 7/15/2013	50,000	52,188
Plains All American Pipeline LP, 4.25%, 9/1/2012	4,805,000	4,992,097
Plains Exploration & Production Co.:
7.0%, 3/15/2017	50,000	49,250
7.625%, 6/1/2018	95,000	95,950
Quicksilver Resources, Inc., 7.125%, 4/1/2016	135,000	128,250
Regency Energy Partners LP, 8.375%, 12/15/2013	65,000	67,438
Southwestern Energy Co., 7.5%, 2/1/2018	75,000	81,375
Statoil ASA, 2.9%, 10/15/2014	5,250,000	5,249,974
Stone Energy Corp., 6.75%, 12/15/2014	35,000	30,800
Valero Energy Corp., 4.5%, 2/1/2015	7,030,000	7,042,851
Western Refining, Inc., 144A, 10.75%**, 6/15/2014	1,000,000	900,000
Whiting Petroleum Corp.:
7.25%, 5/1/2012	105,000	105,262
7.25%, 5/1/2013	30,000	30,375
Williams Partners LP, 144A, 3.8%, 2/15/2015	2,800,000	2,794,977
		75,601,774
Financials 25.1%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	3,705,000	3,684,093
AEGON NV, 4.625%, 12/1/2015	9,380,000	9,463,069
American Express Bank FSB, 5.55%, 10/17/2012	8,000,000	8,623,960
American Express Credit Corp., Series D, 5.125%, 8/25/2014 (b)	6,460,000	6,858,763
American General Finance Corp., Series J, 5.9%, 9/15/2012	7,000,000	6,695,633
American Honda Finance Corp.:
144A, 0.3%**, 5/11/2010	11,340,000	11,334,307
144A, 2.375%, 3/18/2013	4,410,000	4,408,271
144A, 3.5%, 3/16/2015	3,355,000	3,337,685
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	4,690,000	5,633,727
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	57,200	25,740
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	10,370,000	11,243,113
Bank of Nova Scotia, 2.25%, 1/22/2013	5,020,000	5,066,304
Barclays Bank PLC, 5.2%, 7/10/2014	9,245,000	9,872,162
BB&T Corp., 6.5%, 8/1/2011	8,000,000	8,462,616
BlackRock, Inc.:
2.25%, 12/10/2012	6,700,000	6,756,173
3.5%, 12/10/2014	5,235,000	5,299,307
BNP Paribas:
Series 2, 2.125%, 12/21/2012	7,100,000	7,129,735
3.25%, 3/11/2015	3,380,000	3,365,625
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014*	30,000	3,975
Canadian Imperial Bank of Commerce, 144A, 2.0%, 2/4/2013	8,150,000	8,181,426
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	7,382,049
Caterpillar Financial Services Corp.:
1.9%, 12/17/2012	1,790,000	1,802,276
Series F, 4.85%, 12/7/2012	4,000,000	4,301,992
Citigroup, Inc., 5.25%, 2/27/2012	10,000,000	10,472,920
CME Group, Inc., 5.75%, 2/15/2014	4,000,000	4,391,264
Commonwealth Bank of Australia:
144A, 3.75%, 10/15/2014	7,815,000	7,922,214
144A, 5.0%, 11/6/2012	5,000,000	5,354,100
Conproca SA de CV, REG S, 12.0%, 6/16/2010	51,870	52,969
Countrywide Financial Corp., 5.8%, 6/7/2012	7,000,000	7,441,014
Credit Suisse New York:
3.5%, 3/23/2015	4,100,000	4,084,108
5.5%, 5/1/2014	9,410,000	10,242,145
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	11,086,400
Depfa ACS Bank, 144A, 8.799%**, 10/6/2023	15,000,000	13,125,000
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	9,230,000	9,704,893
Diageo Capital PLC, 4.375%, 5/3/2010	5,015,000	5,030,722
Diageo Finance BV, 3.25%, 1/15/2015	4,395,000	4,412,088
Discover Financial Services, 0.786%**, 6/11/2010	11,480,000	11,467,785
Duke Realty LP, (REIT), 7.375%, 2/15/2015	1,690,000	1,825,048
Encana Holdings Finance Corp., 5.8%, 5/1/2014 (b)	6,238,000	6,887,170
Export-Import Bank of Korea, 4.125%, 9/9/2015	9,500,000	9,529,545
Ford Motor Credit Co., LLC:
5.507%**, 6/15/2011	1,000,000	1,020,000
7.25%, 10/25/2011	249,000	257,439
General Electric Capital Corp.:
3.5%, 8/13/2012	5,650,000	5,838,625
Series A, 3.75%, 11/14/2014	8,205,000	8,312,338
GMAC, Inc., 6.875%, 9/15/2011	264,000	268,290
Hartford Financial Services Group, Inc.:
4.0%, 3/30/2015	6,560,000	6,498,743
7.9%, 6/15/2010	3,950,000	4,001,445
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	6,744,268
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	6,000,000	6,060,000
HSBC Finance Corp., 5.9%, 6/19/2012	12,000,000	12,905,352
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015 (b)	7,500,000	7,870,170
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,861,727
ICICI Bank Ltd., 144A, 5.5%, 3/25/2015	9,530,000	9,670,263
John Deere Capital Corp., Series D, 4.5%, 4/3/2013	7,000,000	7,473,522
JPMorgan Chase & Co., 4.65%, 6/1/2014	13,850,000	14,634,727
KeyCorp, Series H, 6.5%, 5/14/2013 (b)	9,880,000	10,550,941
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	10,105,000	9,961,327
Macquarie Group Ltd., 144A, 7.3%, 8/1/2014	8,350,000	9,323,710
Merrill Lynch & Co., Inc., 5.77%, 7/25/2011	8,640,000	9,127,676
Morgan Stanley:
4.2%, 11/20/2014	4,780,000	4,790,545
Series F, 5.625%, 1/9/2012	6,850,000	7,255,287
6.0%, 5/13/2014	3,750,000	4,050,514
National Australia Bank Ltd., 144A, 2.5%, 1/8/2013	15,200,000	15,218,225
New York Life Global Funding, 144A, 2.25%, 12/14/2012	4,700,000	4,725,925
Nomura Holdings, Inc., 5.0%, 3/4/2015	2,440,000	2,494,205
Nordic Investment Bank, 1.625%, 1/28/2013	7,000,000	6,989,605
Northern Trust Corp., 4.625%, 5/1/2014	2,770,000	2,945,989
Novartis Capital Corp.:
1.9%, 4/24/2013	1,900,000	1,898,928
2.9%, 4/24/2015	3,480,000	3,455,706
4.125%, 2/10/2014	4,395,000	4,653,461
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	94,750
PC Financial Partnership, 5.0%, 11/15/2014	9,200,000	9,706,110
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	5,325,000	5,714,162
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	10,444,631
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	2,800,000	2,879,629
6.2%, 1/15/2015	2,770,000	3,023,796
Rabobank Nederland — Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 144A, 4.2%, 5/13/2014	9,230,000	9,705,742
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	20,021
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	3,000,000	3,297,582
8.95%, 5/1/2014	5,680,000	6,844,417
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	11,630,000	11,704,665
Santander US Debt SA Unipersonal, 144A, 2.485%, 1/18/2013	11,530,000	11,454,847
Shell International Finance BV, 1.875%, 3/25/2013	6,250,000	6,243,875
Simon Property Group LP, (REIT):
4.2%, 2/1/2015	905,000	907,298
5.3%, 5/30/2013	4,690,000	4,962,583
Sprint Capital Corp.:
7.625%, 1/30/2011	45,000	46,294
8.375%, 3/15/2012	20,000	20,800
Svenska Handelsbanken AB, 144A, 2.875%, 9/14/2012	13,850,000	14,112,402
Swiss Re Solutions Holding Corp., 7.5%, 6/15/2010	11,720,000	11,861,038
Telecom Italia Capital SA:
5.25%, 11/15/2013	4,600,000	4,818,155
6.175%, 6/18/2014	6,150,000	6,573,704
Textron Financial Corp., 5.4%, 4/28/2013	9,680,000	9,946,016
The Goldman Sachs Group, Inc.:
3.625%, 8/1/2012	3,355,000	3,474,418
5.125%, 1/15/2015	5,620,000	5,928,100
6.0%, 5/1/2014	2,825,000	3,093,330
Toyota Motor Credit Corp., 1.9%, 12/5/2012	14,530,000	14,496,726
Tyco International Finance SA, 4.125%, 10/15/2014	2,260,000	2,336,799
UBS AG, 2.75%, 1/8/2013	8,225,000	8,184,911
Verizon Wireless Capital LLC:
3.75%, 5/20/2011	4,620,000	4,763,811
5.25%, 2/1/2012	6,750,000	7,193,178
Virgin Media Finance PLC, 8.75%, 4/15/2014	20,000	20,475
Wachovia Bank NA, 7.8%, 8/18/2010	7,650,000	7,847,163
Wells Fargo & Co.:
3.625%, 4/15/2015	4,730,000	4,693,078
Series I, 3.75%, 10/1/2014	4,680,000	4,736,689
Westpac Banking Corp., 2.25%, 11/19/2012	14,000,000	14,098,028
Wind Acquisition Finance SA, 144A, 12.0%, 12/1/2015	75,000	81,000
Woori Bank, 144A, 4.5%, 10/7/2015 (c)	12,055,000	11,985,394
		682,135,956
Health Care 3.1%
CareFusion Corp., 4.125%, 8/1/2012	1,320,000	1,376,752
Community Health Systems, Inc., 8.875%, 7/15/2015	180,000	186,300
Eli Lilly & Co., 3.55%, 3/6/2012	4,750,000	4,956,079
Express Scripts, Inc.:
5.25%, 6/15/2012	4,530,000	4,830,131
6.25%, 6/15/2014	1,835,000	2,033,057
HCA, Inc.:
9.125%, 11/15/2014	45,000	47,531
9.25%, 11/15/2016	270,000	287,044
9.625%, 11/15/2016 (PIK)	105,000	112,481
Life Technologies Corp.:
3.375%, 3/1/2013	7,050,000	7,088,951
4.4%, 3/1/2015	2,315,000	2,331,101
McKesson Corp., 6.5%, 2/15/2014	1,680,000	1,876,452
Medtronic, Inc.:
3.0%, 3/15/2015	3,445,000	3,427,727
4.5%, 3/15/2014	4,020,000	4,288,122
Merck & Co., Inc., 1.875%, 6/30/2011	7,075,000	7,142,311
Pfizer, Inc., 4.45%, 3/15/2012	8,000,000	8,479,936
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012	8,675,000	9,170,794
St. Jude Medical, Inc., 2.2%, 9/15/2013	9,380,000	9,342,339
The Cooper Companies, Inc., 7.125%, 2/15/2015	70,000	69,562
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	4,610,000	4,799,969
WellPoint, Inc., 5.0%, 1/15/2011	3,226,000	3,320,677
Wyeth, 5.5%, 2/1/2014	7,380,000	8,141,262
		83,308,578
Industrials 1.4%
3M Co., 4.65%, 12/15/2012	6,460,000	6,995,482
Actuant Corp., 6.875%, 6/15/2017	30,000	29,100
ARAMARK Corp., 8.5%, 2/1/2015	20,000	20,450
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,842,215
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	101,412
Belden, Inc., 7.0%, 3/15/2017	35,000	34,475
Burlington Northern Santa Fe Corp., 7.0%, 2/1/2014	10,600,000	12,122,118
Cenveo Corp., 144A, 10.5%, 8/15/2016	50,000	50,938
Esco Corp., 144A, 4.132%**, 12/15/2013	260,000	230,750
FedEx Corp., 7.375%, 1/15/2014	2,000,000	2,296,710
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	1,930,000	2,340,194
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	44,000	40,590
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014	55,000	55,413
Mobile Mini, Inc., 9.75%, 8/1/2014	55,000	56,925
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	50,000	50,375
Textron, Inc., 6.2%, 3/15/2015	4,620,000	4,893,342
Titan International, Inc., 8.0%, 1/15/2012	140,000	140,000
TransDigm, Inc., 7.75%, 7/15/2014	30,000	30,675
United Parcel Service, Inc., 4.5%, 1/15/2013	4,710,000	5,034,528
United Rentals North America, Inc., 7.0%, 2/15/2014	60,000	55,500
		39,421,192
Information Technology 1.6%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	48,000	33,840
Cisco Systems, Inc., 5.25%, 2/22/2011	7,000,000	7,284,991
Computer Sciences Corp., 5.5%, 3/15/2013	11,000,000	11,815,419
Hewlett-Packard Co., 4.25%, 2/24/2012	9,000,000	9,507,492
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	60,000	61,575
MasTec, Inc., 7.625%, 2/1/2017	55,000	53,419
Oracle Corp., 3.75%, 7/8/2014	6,120,000	6,386,538
Vangent, Inc., 9.625%, 2/15/2015	35,000	32,550
Xerox Corp.:
5.65%, 5/15/2013	2,830,000	3,035,314
7.125%, 6/15/2010	5,000,000	5,050,240
		43,261,378
Materials 2.3%
Airgas, Inc., 2.85%, 10/1/2013	5,630,000	5,617,530
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015	25,000	23,000
Bemis Co., Inc., 5.65%, 8/1/2014	1,900,000	2,043,399
Clondalkin Acquisition BV, 144A, 2.257%**, 12/15/2013	75,000	70,406
CPG International I, Inc., 10.5%, 7/1/2013	90,000	90,225
Dow Chemical Co.:
4.85%, 8/15/2012	3,000,000	3,172,554
5.9%, 2/15/2015 (b)	9,370,000	10,144,187
E.I. du Pont de Nemours & Co., 3.25%, 1/15/2015	7,480,000	7,525,531
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	119,887
Freeport-McMoRan Copper & Gold, Inc.:
3.881%**, 4/1/2015	9,330,000	9,423,300
8.25%, 4/1/2015	9,510,000	10,354,012
8.375%, 4/1/2017	245,000	272,562
GEO Specialty Chemicals, Inc.:
144A, 7.5%**, 3/31/2015 (PIK)	63,145	50,516
10.0%, 3/31/2015	62,080	49,664
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	35,000	36,400
9.5%, 12/1/2011	50,000	54,750
Hexcel Corp., 6.75%, 2/1/2015	280,000	277,200
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	21,313
NewMarket Corp., 7.125%, 12/15/2016	80,000	79,600
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/2014	5,770,000	6,237,953
Praxair, Inc., 2.125%, 6/14/2013	7,500,000	7,518,315
		63,182,304
Telecommunication Services 1.4%
America Movil SAB de CV, 144A, 3.625%, 3/30/2015	4,480,000	4,495,201
American Tower Corp., 4.625%, 4/1/2015	5,530,000	5,687,129
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017	2,810,000	3,062,900
Crown Castle Towers LLC, 144A, 4.523%, 1/15/2015	1,250,000	1,266,896
France Telecom SA, 4.375%, 7/8/2014	11,090,000	11,689,969
Intelsat Corp., 9.25%, 6/15/2016	245,000	256,638
iPCS, Inc., 2.374%**, 5/1/2013	30,000	27,750
Millicom International Cellular SA, 10.0%, 12/1/2013	190,000	197,125
Qwest Corp.:
7.5%, 10/1/2014	4,256,000	4,649,680
7.875%, 9/1/2011	4,880,000	5,172,800
8.875%, 3/15/2012	35,000	38,325
Telefonica Emisiones SAU, 5.984%, 6/20/2011	3,000,000	3,153,591
Windstream Corp.:
7.0%, 3/15/2019	60,000	55,950
8.625%, 8/1/2016	20,000	20,450
		39,774,404
Utilities 2.6%
AES Corp.:
8.0%, 6/1/2020	40,000	39,850
144A, 8.75%, 5/15/2013	340,000	345,100
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,847,702
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	7,027,859
CMS Energy Corp., 8.5%, 4/15/2011	241,000	254,293
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	7,020,000	7,643,720
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	5,500,000	5,519,745
Series J, 6.0%, 2/15/2014	3,270,000	3,586,003
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,936,252
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,447,426
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	4,830,557
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,526,578
Kinder Morgan, Inc., 6.5%, 9/1/2012	105,000	110,512
MidAmerican Energy Holdings Co., 3.15%, 7/15/2012	5,450,000	5,585,667
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,825
Mirant North America LLC, 7.375%, 12/31/2013	50,000	49,875
Niagara Mohawk Power Corp., 144A, 3.553%, 10/1/2014	2,880,000	2,891,030
NRG Energy, Inc.:
7.25%, 2/1/2014	115,000	115,862
7.375%, 2/1/2016	110,000	109,175
7.375%, 1/15/2017	100,000	99,000
NV Energy, Inc.:
6.75%, 8/15/2017	15,000	15,221
8.625%, 3/15/2014	33,000	33,825
Oncor Electric Delivery Co., 6.375%, 5/1/2012	4,620,000	4,995,911
Orion Power Holdings, Inc., 12.0%, 5/1/2010	180,000	180,675
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,958,210
		71,180,873
Total Corporate Bonds (Cost $1,181,231,428)		1,229,598,206

Mortgage-Backed Securities Pass-Throughs 2.9%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2023	6,963,332	7,228,537
5.069%**, 6/1/2031	7,261,829	7,479,030
Federal National Mortgage Association:
4.5%, 4/1/2023	10,161,158	10,548,155
5.0%, 9/1/2023	7,497,542	7,933,922
6.0%, with various maturities from 11/1/2017 until 8/1/2021	8,323,324	8,994,844
Government National Mortgage Association:
2.422%**, 9/20/2059	9,927,627	10,517,328
6.5%, with various maturities from 8/20/2038 until 2/20/2039	13,191,698	14,077,685
7.0%, with various maturities from 7/20/2037 until 10/20/2038	10,785,247	11,738,404
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,728	1,933
Total Mortgage-Backed Securities Pass-Throughs (Cost $77,175,902)		78,519,838

Asset-Backed 6.4%
Automobile Receivables 1.6%
AmeriCredit Prime Automobile Receivables, "C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,772,163
Capital Auto Receivables Asset Trust:
"A3A", Series 2006-2, 4.98%, 5/15/2011	751,020	755,920
"A3A", Series 2007-3, 5.02%, 9/15/2011	1,222,966	1,235,222
Carmax Auto Owner Trust, "A3", Series 2010-1, 1.56%, 7/15/2014	3,716,000	3,716,040
Chrysler Financial Auto Securitization Trust, "B", Series 2009-B, 2.94%, 6/8/2013	2,340,000	2,341,380
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	9,999,998	9,961,742
Ford Credit Auto Owner Trust:
"A2", Series 2009-B, 2.1%, 11/15/2011	2,081,847	2,090,512
"A3A", Series 2007-B, 5.15%, 11/15/2011	1,198,431	1,217,627
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	5,326,952
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,352,993
GS Auto Loan Trust, "C", Series 2006-1, 5.85%, 1/15/2014	145,865	147,053
Nissan Auto Receivables Owner Trust, "A3", Series 2008-B, 4.46%, 4/16/2012	2,360,084	2,408,810
USAA Auto Owner Trust:
"A2", Series 2009-2, 0.74%, 3/15/2012	6,533,000	6,542,119
"A3", Series 2007-2, 4.9%, 2/15/2012	1,064,328	1,073,948
Wachovia Auto Loan Owner Trust, "D", Series 2006-2A, 144A, 5.54%, 12/20/2012	1,500,000	1,537,810
World Omni Auto Receivables Trust, "A3A", Series 2007-B, 5.28%, 1/17/2012	976,498	988,625
		43,468,916
Credit Card Receivables 3.0%
American Express Credit Account Master Trust:
"C", Series 2007-4, 144A, 0.49%**, 12/17/2012	6,000,000	5,992,879
"C", Series 2007-6, 144A, 0.51%**, 1/15/2013	6,000,000	5,988,483
Bank of America Credit Card Trust, "C2", Series 2007-C2, 0.5%**, 9/17/2012	10,000,000	9,992,931
Capital One Multi-Asset Execution Trust:
"A8", Series 2007-A8, 0.557%**, 10/15/2015	5,000,000	4,975,752
"A2", Series 2009-A2, 3.2%, 4/15/2014	9,230,000	9,467,476
"A5", Series 2008-A5, 4.85%, 2/18/2014	5,000,000	5,202,002
Chase Issuance Trust, "C4", Series 2006-C4, 0.52%**, 1/15/2014	10,000,000	9,852,448
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.33%**, 5/16/2016	9,380,000	9,488,908
Discover Card Master Trust, "A2", Series 2007-A2, 0.597%**, 6/15/2015	13,500,000	13,413,300
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 0.63%**, 5/15/2014	7,550,000	7,543,893
		81,918,072
Home Equity Loans 0.5%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,322,969	1,036,359
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,535,034	145,828
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	3,967,984	3,236,820
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	4,460,080	3,242,372
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	106,510	85,918
GMAC Mortgage Corp. Loan Trust:
"A5", Series 2003-HE2, 4.59%, 4/25/2033	2,352,845	1,992,190
"A2", Series 2006-HE3, 5.755%**, 10/25/2036	2,062,342	1,152,969
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.84%**, 8/20/2029	109,619	106,108
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	408,209	402,593
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.573%, 2/25/2037	2,740,820	1,531,116
		12,932,273
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp., "B2", Series 1996-5, 8.45%, 7/15/2027*	5,181,612	0
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	1,647,703	1,519,564
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	595,064	609,502
		2,129,066
Miscellaneous 1.2%
Babson CLO Ltd., "A", Series 2005-3A, 144A, 0.5%**, 11/10/2019	9,090,970	8,213,691
CenterPoint Energy Transition Bond Co., LLC, "A1", Series 2009-1, 1.833%, 2/15/2016	5,334,000	5,341,788
Detroit Edison Securitization Funding LLC, "A4", Series 2001-1, 6.19%, 3/1/2013	3,543,430	3,680,371
Duane Street CLO, "A", Series 2005-1A, 144A, 0.499%**, 11/8/2017	7,617,448	6,855,703
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	3,228,415	3,244,237
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 0.999%**, 7/25/2039	5,500,000	5,004,928
		32,340,718
Total Asset-Backed (Cost $182,950,647)		172,789,045

Commercial Mortgage-Backed Securities 7.3%
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	8,660,141	8,731,174
"A1", Series 2008-1, 5.268%, 2/10/2051	6,604,529	6,749,674
Bear Stearns Commercial Mortgage Securities, Inc.:
"A1", Series 2007-PW17, 5.282%, 6/11/2050	2,995,771	3,054,950
"A2", Series 2001-TOP2, 6.48%, 2/15/2035	8,909,207	9,174,472
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	8,533,814	8,922,397
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	12,000,000	12,294,851
Credit Suisse Mortgage Capital Certificates, "A1", Series 2007-C4, 5.54%, 9/15/2039	2,896,141	2,939,881
CS First Boston Mortgage Securities Corp.:
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	11,150,000	11,840,263
"A4", Series 2001-CP4, 6.18%, 12/15/2035	7,966,089	8,267,943
"A4", Series 2001-CF2, 6.505%, 2/15/2034	6,408,167	6,580,628
GMAC Commercial Mortgage Securities, Inc., "A2", Series 2001-C1, 6.465%, 4/15/2034	5,206,800	5,364,331
Greenwich Capital Commercial Funding Corp.:
"A3", Series 2004-GG1, 4.344%, 6/10/2036	321,282	322,075
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	9,128,371
"A2", Series 2005-GG5, 5.117%, 4/10/2037	11,361,453	11,559,556
"A2", Series 2007-GG9, 5.381%, 3/10/2039	7,867,000	8,096,810
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-CB8, 3.837%, 1/12/2039	5,033,947	5,090,583
"A2", Series 2005-LDP2, 4.575%, 7/15/2042	3,192,574	3,191,944
"A2", Series 2005-LDP3, 4.851%, 8/15/2042	9,503,838	9,522,456
"A1", Series 2007-C1, 4.98%, 2/15/2051	7,038,551	7,214,193
"A2", Series 2004-CB9, 5.108%, 6/12/2041	7,460,858	7,662,479
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	1,500,000	1,524,241
"A2", Series 2005-C1, 4.31%, 2/15/2030	1,663,069	1,663,681
"A2", Series 2005-C3, 4.553%, 7/15/2030	9,197,900	9,217,031
"A3", Series 2004-C4, 5.073%**, 6/15/2029	10,000,000	10,114,692
Morgan Stanley Capital I, "A1", Series 2007-IQ16, 5.32%, 12/12/2049	8,264,927	8,556,778
Morgan Stanley Dean Witter Capital I, "A4", Series 2001-TOP1, 6.66%, 2/15/2033	3,897,811	3,994,434
TIAA Seasoned Commercial Mortgage Trust, "A1", Series 2007-C4, 5.669%**, 8/15/2039	3,976,073	4,119,719
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	4,619,425	4,614,257
"A2", Series 2007-C32, 5.735%**, 6/15/2049 (b)	10,000,000	10,339,925
Total Commercial Mortgage-Backed Securities (Cost $193,783,531)		199,853,789

Collateralized Mortgage Obligations 7.5%
Banc of America Funding Corp., "1A7", Series 2005-1, 5.5%, 2/25/2035	9,946,935	10,085,426
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.987%**, 10/20/2032	165,783	155,303
"2A8", Series 2003-J, 3.614%**, 11/25/2033	2,434,961	2,084,226
"1A1O", Series 2005-4, 5.25%, 5/25/2035	1,581,124	1,584,827
"A15", Series 2006-2, 6.0%, 7/25/2046	3,853,610	3,516,576
Citicorp Mortgage Securities, Inc.:
"A2", Series 2003-10, 4.5%, 11/25/2018	5,859,894	5,945,961
"A1", Series 2003-8, 5.5%, 8/25/2033	4,003,274	4,028,883
"2A10", Series 2003-11, 5.5%, 12/25/2033	10,519,040	10,566,044
"1A1", Series 2005-7, 5.5%, 10/25/2035	3,717,745	3,508,577
"1A2", Series 2006-5, 6.0%, 10/25/2036	4,578,736	4,497,426
Countrywide Alternative Loan Trust:
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	2,626,364	2,516,872
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	4,927,593	3,985,782
Countrywide Home Loans:
"A3", Series 2003-18, 5.25%, 7/25/2033	5,281,017	5,313,947
"A35", Series 2005-24, 5.5%, 11/25/2035	6,402,694	6,152,499
CS First Boston Mortgage Securities Corp.:
"2A1", Series 2004-AR8, 3.425%**, 9/25/2034	4,832,605	4,421,200
"2A11", Series 2005-5, 5.0%, 7/25/2035	8,821,981	8,584,860
Fannie Mae Grantor Trust:
"1A1", Series 2004-T1, 6.0%, 1/25/2044	5,054,481	5,339,980
"A1", Series 2002-T4, 6.5%, 12/25/2041	2,612,297	2,863,731
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.798%**, 2/25/2048	4,517,346	4,517,346
Federal Home Loan Mortgage Corp.:
"MA", Series 2664, 5.0%, 4/15/2030	8,731,544	9,022,027
"QP", Series 3149, 5.0%, 10/15/2031	7,500,000	7,723,962
"DC", Series 2541, 5.05%, 3/15/2031	2,662,752	2,700,039
"PT", Series 3586, IOette, 5.414%***, 2/15/2038	4,497,982	4,506,177
"EB", Series 3062, 5.5%, 9/15/2021	3,230,543	3,332,378
"PA", Series 3283, 5.5%, 7/15/2036	9,629,355	10,083,191
"PA", Series 2301, 6.0%, 10/15/2013	7,717,820	8,116,092
"BT", Series 2448, 6.0%, 5/15/2017	4,009	4,345
Federal National Mortgage Association:
"TA", Series 2007-77, 5.5%, 12/25/2029	4,674,000	4,838,684
"AB", Series 2006-3, 5.5%, 10/25/2032	11,113,588	11,496,458
"A1", Series 2003-7, 6.5%, 12/25/2042	2,965,296	3,190,241
First Horizon Alternative Mortgage Securities, "1A1", Series 2007-FA2, 5.5%, 4/25/2037	5,814,021	4,072,077
GMAC Mortgage Corp. Loan Trust, "A6", Series 2004-JR1, 0.696%**, 12/25/2033	2,452,918	2,378,258
Government National Mortgage Association, "AB", Series 2008-30, 4.2%, 2/20/2037	9,801,898	10,043,307
IndyMac INDX Mortgage Loan Trust, "4A1", Series 2005-AR9, 4.578%**, 7/25/2035	1,500,946	834,336
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46%**, 7/28/2024	72,700	47,169
PHHMC Mortgage Pass-Through Certificates, "A2", Series 2006-2, 6.147%**, 7/18/2036	8,952,576	8,835,939
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 3.259%**, 5/25/2035	5,020,856	4,919,519
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73%**, 4/28/2024	15,135	14,408
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	2,177,669	2,033,398
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,752,917	1,721,284
Residential Funding Mortgage Securities I:
"A16", Series 2003-S7, 0.696%**, 5/25/2033	5,537,787	5,450,644
"A5", Series 2005-S9, 5.75%, 12/25/2035	5,028,818	4,418,680
Structured Adjustable Rate Mortgage Loan Trust, "5A4", Series 2004-8, 4.657%**, 7/25/2034	2,635,000	2,519,484
Structured Asset Securities Corp., "2A16", Series 2005-6, 5.5%, 5/25/2035	2,571,261	2,362,983
Total Collateralized Mortgage Obligations (Cost $206,787,545)		204,334,546

Government & Agency Obligations 21.5%
Other Government Related (d) 10.2%
Achmea Hypotheekbank NV:
144A, 0.599%**, 11/3/2014	4,690,000	4,683,626
144A, 3.2%, 11/3/2014	4,685,000	4,744,743
African Development Bank, 1.625%, 2/11/2013	9,375,000	9,317,894
Asian Development Bank:
2.625%, 2/9/2015 (b)	9,000,000	8,965,332
2.75%, 5/21/2014	4,382,000	4,454,093
Australia & New Zealand Banking Group Ltd., 144A, 0.541%**, 6/18/2012	3,000,000	2,992,143
Citigroup Funding, Inc., FDIC Guaranteed, 1.875%, 10/22/2012	5,000,000	5,039,890
Council of Europe Development Bank, 2.75%, 2/10/2015 (b)	7,715,000	7,680,159
Dexia Credit Local, 144A, 2.75%, 1/10/2014	7,700,000	7,768,137
Eksportfinans ASA:
1.875%, 4/2/2013	8,040,000	8,008,893
3.0%, 11/17/2014	7,500,000	7,528,807
European Bank for Reconstruction & Development, 3.625%, 6/17/2013	9,380,000	9,926,995
FIH Erhvervsbank AS, 144A, 2.45%, 8/17/2012	6,000,000	6,089,238
GMAC, Inc.:
FDIC Guaranteed, 1.75%, 10/30/2012	9,415,000	9,469,466
FDIC Guaranteed, 2.2%, 12/19/2012	7,535,000	7,648,228
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	8,820,000	8,781,943
HSBC USA, Inc., FDIC Guaranteed, 3.125%, 12/16/2011	4,500,000	4,658,855
International Bank for Reconstruction & Development, 5.05%**, 1/14/2025	12,500,000	12,500,000
International Finance Facility for Immunisation Co., Series 1, REG S, 5.0%, 11/14/2011	11,900,000	12,600,767
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012	8,000,000	8,277,504
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012	5,000,000	5,192,645
Korea Electric Power Corp., 144A, 5.5%, 7/21/2014	4,440,000	4,743,292
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	3,393,000	3,602,331
Kreditanstalt fuer Wiederaufbau, 2.625%, 3/3/2015 (b)	9,710,000	9,623,639
Macquarie Bank Ltd., Series B, 144A, 2.6%, 1/20/2012	3,970,000	4,052,131
Morgan Stanley, FDIC Guaranteed, 3.25%, 12/1/2011	5,000,000	5,183,990
National Agricultural Cooperative Federation, 144A, 5.0%, 9/30/2014	3,032,000	3,141,443
Nationwide Building Society:
144A, 0.43%**, 5/17/2012	2,000,000	1,995,278
144A, 2.5%, 8/17/2012	7,530,000	7,647,167
NIBC Bank NV, 144A, 2.8%, 12/2/2014	7,575,000	7,535,534
Nordic Investment Bank, 2.625%, 10/6/2014	9,380,000	9,381,979
Oesterreichische Kontrollbank AG, 1.75%, 3/11/2013	14,500,000	14,487,980
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	838,000	878,811
Petroleos Mexicanos, 144A, 4.875%, 3/15/2015	6,420,000	6,593,340
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 4.5%, 9/30/2012 (b)	2,910,000	3,054,374
Suncorp-Metway Ltd., 144A, 0.633%**, 12/17/2010	5,000,000	5,007,870
US Bancorp., FDIC Guaranteed, 2.25%, 3/13/2012	7,545,000	7,687,910
US Central Credit Union, 1.9%, 10/19/2012	14,070,000	14,199,655
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	11,300,000	11,332,578
		276,478,660
Sovereign Bonds 3.2%
Export Development Canada, 2.375%, 3/19/2012	4,200,000	4,299,548
Instituto de Credito Oficial, Series 192, 4.625%, 10/26/2010	4,620,000	4,711,051
Kingdom of Belgium, 144A, 2.875%, 9/15/2014	6,150,000	6,197,263
Kingdom of Spain, 144A, 2.0%, 9/17/2012	13,000,000	12,988,898
Korea Expressway Corp., 144A, 4.5%, 3/23/2015	4,765,000	4,836,913
Province of Manitoba, Canada, 2.125%, 4/22/2013	4,035,000	4,077,476
Province of Ontario, Canada:
0.401%**, 11/19/2012 (b)	4,700,000	4,704,785
2.95%, 2/5/2015	7,500,000	7,519,973
4.1%, 6/16/2014	4,710,000	5,031,646
Province of Saskatchewan, Canada, 7.375%, 7/15/2013	6,805,000	7,904,756
Republic of Italy, 2.125%, 10/5/2012	7,500,000	7,521,998
Republic of Lithuania, 144A, 6.75%, 1/15/2015	7,825,000	8,541,676
State of Qatar, 144A, 4.0%, 1/20/2015	9,250,000	9,421,125
		87,757,108
US Government Sponsored Agencies 7.6%
Federal Farm Credit Bank:
1.75%, 2/21/2013 (e)	4,690,000	4,678,725
1.875%, 12/7/2012 (b)	13,100,000	13,164,649
Federal Home Loan Bank:
1.0%, 12/28/2011 (b)	15,000,000	14,997,030
1.125%, 5/18/2012	11,540,000	11,507,953
1.625%, 11/21/2012 (b)	12,000,000	12,032,472
1.75%, 8/22/2012	8,000,000	8,059,728
4.25%**, 1/21/2020	1,500,000	1,500,000
7.25%**, 1/14/2025	3,300,000	3,300,000
7.5%**, 11/12/2024	6,500,000	6,491,875
7.8%**, 1/13/2025	6,400,000	6,344,320
Federal Home Loan Mortgage Corp.:
1.625%, 4/15/2013	9,380,000	9,325,549
2.125%, 3/23/2012 (b)	9,455,000	9,625,928
2.125%, 9/21/2012 (b)	10,000,000	10,157,020
3.0%, 1/21/2014	14,500,000	14,520,822
Federal National Mortgage Association:
0.875%, 1/12/2012 (b)	16,430,000	16,365,479
1.0%, 4/4/2012	15,000,000	14,938,530
1.75%, 3/23/2011	5,000,000	5,056,955
1.75%, 2/22/2013 (e)	4,690,000	4,693,705
1.75%, 5/7/2013	9,500,000	9,489,698
2.97%**, 8/8/2011 (b)	18,000,000	17,955,000
8.45%**, 2/27/2023 (b)	14,000,000	14,035,000
		208,240,438
US Treasury Obligation 0.5%
US Treasury Bill, 0.22%****, 9/16/2010 (f)	13,900,000	13,885,405
Total Government & Agency Obligations (Cost $582,621,153)		586,361,611

Loan Participations and Assignments 5.4%
Senior Loans 4.8%
AEI Finance Holding LLC:
Term Loan, 3.246%**, 3/30/2012	207,142	193,160
Term Loan, 3.29%**, 3/30/2012	3,084,849	2,876,622
American Seafoods Group LLC:
Term Loan B-1, 4.04%**, 9/28/2012	1,802,141	1,789,373
Term Loan B-2, 4.04%**, 9/28/2012	197,859	196,457
AMN Healthcare, Inc., Term Loan B, 6.25%**, 12/18/2013	493,750	490,047
Ashland Chemicals, Term Loan B, 7.65%**, 5/13/2014	293,674	297,002
Aspect Software, Inc., Term Loan, 3.25%**, 7/11/2011	1,159,398	1,130,895
Asurion Corp.:
First Lien Term Loan, 3.228%**, 7/3/2014	2,736,250	2,713,293
Second Lien Term Loan, 6.75%**, 7/3/2015	1,000,000	992,125
Atlas Pipeline Partners LP, Term Loan, 6.75%**, 7/27/2014	2,886,848	2,892,276
Avaya, Inc., Term Loan, 3.002%**, 10/24/2014	3,982,064	3,558,990
Bausch & Lomb, Inc.:
Term Delay Draw, 3.54%**, 4/24/2015	379,092	371,108
Term Loan, 3.54%**, 4/24/2015	1,563,126	1,530,207
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015	150,000	152,375
Bresnan Communications LLC, Second Lien Term Loan, 4.74%**, 3/29/2014	2,000,000	1,977,500
Bucyrus International, Inc., Term Loan, 4.5%**, 2/19/2016	500,000	506,000
Calpine Corp., First Priority Term Loan, 3.165%**, 3/29/2014	1,988,545	1,931,474
Caritor, Inc.:
Term Loan B, 2.51%**, 6/4/2013	1,848,341	1,744,372
Letter of Credit, 2.55%**, 6/4/2013	142,180	134,182
Cequel Communications LLC, Term Loan A, 4.749%**, 5/5/2014	1,500,000	1,483,597
Charter Communications Operating LLC, Term Loan, 2.3%**, 3/6/2014	1,497,455	1,445,329
Chemtura, Debtor in Possession Term Loan, 6.0%**, 3/22/2011	1,000,000	1,008,750
ClientLogic Corp., Term Loan, 5.795%**, 1/30/2014	1,210,338	1,197,224
Coach America Holdings, Inc.:
Letter of Credit, 3.0%**, 4/20/2014	262,408	225,014
First Lien Term Loan, 3.0%**, 4/18/2014	1,237,592	1,061,236
Collective Brands Finance, Inc., Term Loan A, 2.98%**, 8/17/2014	2,422,681	2,380,296
Community Health Systems, Inc.:
Term Delay Draw, 2.502%**, 7/25/2014	142,025	138,697
Term Loan, 2.502%**, 7/25/2014	2,773,452	2,704,518
Delta Air Lines, Inc., Term Loan, 8.75%**, 9/27/2013	997,500	1,014,333
Dresser, Inc., Second Lien Term Loan, 6.0%**, 5/4/2015	500,000	477,375
Education Management LLC, Term Loan C, 2.063%**, 6/3/2013	746,046	725,295
First Data Corp., Term Loan B2, 3.032%**, 9/24/2014	1,989,822	1,763,858
Flextronics International Ltd.:
Term Delay Draw A-1A, 2.553%**, 10/1/2014	1,000,000	957,920
Term Delay Draw A-3, 2.498%**, 10/1/2014	266,504	255,290
Term Loan B, 2.501%**, 10/1/2012	496,183	475,304
Term Delay Draw A-1-B, 2.54%**, 10/1/2014	992,386	950,626
Term Delay Draw A-2, 2.54%**, 10/1/2014	228,432	218,820
Ford Motor Co., Term Loan, 3.26%**, 12/16/2013	498,072	483,043
Freescale Semiconductor, Inc.:
Term Loan B, 4.479%**, 12/1/2016	1,800,173	1,785,345
Incremental Term Loan, 12.5%, 12/15/2014	997,487	944,940
Georgia-Pacific Corp., Term Loan C, 3.504%**, 12/23/2014	493,598	497,142
Getty Images, Inc., Term Loan, 6.25%**, 7/2/2015	2,674,649	2,693,599
Great Point Power, Term Delay Draw, LIBOR plus 3.5%, 2/11/2017	300,000	301,500
Hanesbrands, Inc., Term Loan, 5.25%**, 12/10/2015	1,000,000	1,014,445
Harbor Freight Tools USA, Inc., Term Loan, 5.0%**, 2/23/2016	249,375	250,310
HCA, Inc., Term Loan B, 2.54%**, 11/18/2013	2,543,102	2,483,440
Hercules Offshore LLC, Term Loan B, 6.0%**, 7/11/2013	1,996,219	1,952,951
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 4.063%**, 5/5/2015	704,544	665,618
Term Loan C2, 4.063%**, 5/5/2015	295,456	279,132
Hughes Network Systems LLC, Term Loan, 2.813%**, 4/15/2014	1,000,000	952,500
Huntsman International LLC:
Term Loan, 1.999%**, 4/21/2014	474,902	457,020
Term Loan C, 2.516%**, 6/30/2016	495,000	478,190
IMS Health, Inc., Term Loan B, 5.25%**, 2/26/2016	500,000	504,437
Ineos US Finance LLC:
Term Loan B-2, 7.501%**, 12/16/2013	489,796	481,224
Term Loan C-2, 8.001%**, 12/16/2014	489,796	483,673
Intelsat Jackson Holdings Ltd., Term Loan, 3.228%**, 2/2/2014	1,500,000	1,398,127
Language Line LLC, Term Loan B, 5.5%**, 11/4/2015	2,000,000	2,009,580
LyondellBasell Industries AF SCA:
Debtor in Possession Term Loan, 5.799%**, 6/3/2010	536,848	572,414
Debtor in Possession Term Loan, 13.0%**, 6/3/2010	356,707	370,711
Manitowoc Co., Inc., Term Loan B, 7.5%**, 11/6/2014	2,093,395	2,102,742
MetroPCS Wireless, Inc., Term Loan B, 2.5%**, 11/4/2013	3,959,000	3,880,018
Mylan Laboratories, Inc., Term Loan B, 3.563%**, 10/2/2014	2,919,339	2,926,637
Neiman Marcus Group, Inc., Term Loan B, 2.252%**, 4/5/2013	2,967,241	2,818,018
NEP II, Inc., Term Loan B, 2.249%**, 2/16/2014	1,913,261	1,808,032
Nuveen Investments, Inc., Term Loan, 3.323%**, 11/13/2014	1,000,000	920,000
Oceania Cruises, Inc., First Lien Term Loan, 2.55%**, 4/27/2013	2,000,000	1,785,000
Oshkosh Truck Corp., Term Loan B, 6.26%**, 12/6/2013	2,082,790	2,094,985
OSI Restaurant Partners LLC:
Term Loan, 2.507%**, 6/14/2013	195,751	182,880
Term Loan B, 2.625%**, 6/14/2014	2,287,592	2,137,183
Pilot Travel Centers LLC, Term Loan B, LIBOR plus 3.25%, 11/24/2015	250,000	252,700
Pinnacle Foods Holdings Corp., Term Loan B, 2.979%**, 4/2/2014	2,832,743	2,757,675
Psychiatric Solutions, Inc., Term Loan B, 2.154%**, 7/1/2012	1,100,309	1,092,056
QVC, Inc.:
Term Loan 6-J, 5.745%**, 3/30/2014	501,289	504,004
Term Loan 6-W, 5.745%**, 3/30/2014	501,481	504,197
RedPrairie Corp., Term Loan B, 6.0%**, 3/24/2016	500,000	501,665
Regal Cinemas, Inc., Term Loan, 3.79%**, 10/28/2013	1,511,366	1,520,457
Reynolds Group Holdings, Inc., Term Loan, 6.25%**, 11/5/2015	2,000,000	2,024,370
Rockwood Specialties Group, Inc., Term Loan H, 6.0%**, 5/15/2014	1,928,969	1,943,745
Sabre, Inc., Term Loan B, 2.248%**, 9/30/2014	1,981,787	1,851,177
Sorenson Communications, Inc., Term Loan C, 6.0%**, 8/16/2013	2,955,253	2,897,729
Spansion LLC, Term Loan B, 7.75%**, 1/8/2015	500,000	505,625
Springboard Finance LLC, Term Loan A, 7.0%**, 2/2/2015	300,000	302,250
SunGard Data Systems, Inc.:
Term Loan A, 1.979%**, 2/28/2014	110,774	107,416
Term Loan B, 3.874%**, 2/26/2016	2,838,555	2,822,829
Swift Transportation Co., Inc., Term Loan, 8.25%**, 5/10/2014	1,000,000	961,000
Telesat Canada:
Term Loan I, 3.25%**, 10/31/2014	1,801,069	1,778,565
Term Loan II, 3.25%**, 10/31/2014	154,966	153,029
Toys 'R' Us, Inc., Term Loan B, 4.496%**, 7/19/2012	4,000,000	4,018,200
Travelport LLC:
Term Delay Draw, 2.79%**, 8/23/2013	994,898	969,200
Term Loan, 2.79%**, 8/23/2013	1,000,000	974,170
United Airlines, Inc., Term Loan B, 2.25%**, 2/3/2014	2,000,000	1,746,000
Universal City Development Partners Ltd., Term Loan B, 6.5%**, 11/6/2014	997,500	1,009,335
US Foodservice, Inc., Term Loan B, 2.75%**, 5/29/2012	2,750,000	2,530,866
Venoco, Inc., Term Loan, 4.25%**, 5/8/2014	2,900,000	2,760,452
VML US Finance LLC:
Term Delay Draw Loan B, 4.8%**, 5/25/2012	610,643	594,003
Term Loan B, 4.8%**, 5/27/2013	1,057,182	1,028,374
Warner Chilcott Co., LLC, Term Loan B-2, 5.75%**, 4/30/2015	253,305	254,259
Warner Chilcott PLC:
Term Loan A, 5.5%**, 10/30/2014	329,883	331,036
Term Loan B-1, 5.75%**, 4/30/2015	402,119	403,633
West Corp.:
Term Loan B-2, 2.625%**, 10/24/2013	2,043,036	1,990,367
Term Loan B-4, 4.125%**, 7/15/2016	1,157,247	1,158,456
World Color (USA) Corp., Term Loan, 9.0%**, 7/23/2012	2,989,167	3,024,663
		130,949,279
Sovereign Loan 0.6%
BOM Capital PLC, 144A, 6.699%, 3/11/2015 (b)	9,332,000	9,366,995
Gazprom, 144A, 8.125%, 7/31/2014	5,330,000	5,962,937
		15,329,932
Total Loan Participations and Assignments (Cost $141,144,967)		146,279,211

Municipal Bonds and Notes 0.5%
California, State General Obligation, Series 3, 5.65%, Mandatory Put 4/1/2013 @ 100, 4/1/2039	2,865,000	2,980,718
Illinois, State General Obligation, 3.321%, 1/1/2013 (g)	5,900,000	5,954,103
Louisiana, Public Facilities Authority Systems Revenue, Restoration Bonds, Series A-1, 4.5%, 2/1/2014	4,260,085	4,388,312
Total Municipal Bonds and Notes (Cost $13,035,575)		13,323,133
	Shares	Value ($)

Securities Lending Collateral 6.6%
Daily Assets Fund Institutional, 0.22% (h) (i) (Cost $180,204,818)	180,204,818	180,204,818

Cash Equivalents 1.8%
Central Cash Management Fund, 0.16% (h) (Cost $49,823,991)	49,823,991	49,823,991
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,808,759,557)+	105.1	2,861,088,188
Other Assets and Liabilities, Net (b)	(5.1)	(139,287,312)
Net Assets	100.0	2,721,800,876
* Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	30,000	USD	30,000	3,975
Green Tree Financial Corp.,"B2", Series 1996-5	8.45%	7/15/2027	5,181,612	USD	5,685,046	0
					5,715,046	3,975
** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2010.
*** These securities are shown at their current rate as of March 31, 2010.
****Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $2,811,834,684. At March 31, 2010, net unrealized appreciation for all securities based on tax cost was $49,253,504. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $71,921,463 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,667,959.
(a) Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(b) All or a portion of these securities were on loan, amounting to $153,287,482. In addition, included in other assets and liabilities, net are pending sales, amounting to $22,659,804, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2009 amounted to $175,947,286, which is 6.5% of net assets.
(c) When-issued security.
(d) Government-backed debt issued by financial companies or government sponsored enterprises.
(e) At March 31, 2010, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(f) At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g) Taxable issue.
(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation

CLO: Collateralized Loan Obligation

FDIC: Federal Deposit Insurance Corp.

FSB: Federal Savings Bank

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2010, the Fund had unfunded loan commitments of $178,121, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Lyondell Basell Industries AF SCA, Debtor in Possession Term Loan, 6/30/2010	178,121	186,193	8,072

At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	6/21/2010	237	27,416,069	(121,341)
10 Year Japanese Government Bond	JPY	6/10/2010	23	34,004,279	(260,242)
5 Year US Treasury Note	USD	6/30/2010	194	22,279,688	(9,482)
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	114	18,992,712	117,021
United Kingdom Long Gilt Bond	GBP	6/28/2010	405	70,523,871	253,316
Total net unrealized depreciation					(20,728)

At March 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	6/15/2010	292	27,228,219	462,295
10 Year US Treasury Note	USD	6/21/2010	591	68,703,750	514,834
2 Year US Treasury Note	USD	6/30/2010	438	95,025,469	176,608
5 Year US Treasury Note	USD	6/30/2010	2,383	273,672,656	538,883
90 Day Eurodollar	USD	6/14/2010	250	62,268,750	(385,762)
90 Day Eurodollar	USD	9/13/2010	250	62,165,625	(523,262)
90 Day Eurodollar	USD	12/13/2010	250	61,981,250	(595,137)
90 Day Eurodollar	USD	3/14/2011	250	61,762,500	(613,888)
90 Day Eurodollar	USD	6/13/2011	250	61,528,125	(607,638)
90 Day Eurodollar	USD	9/19/2011	250	61,300,000	(578,450)
Federal Republic of Germany Euro-Schatz	EUR	6/8/2010	1,293	189,876,368	(270,691)
Total net unrealized depreciation					(1,882,208)

At March 31, 2010, open credit default swap contracts purchased were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
9/21/2009 3/20/2015	6,900,000[1]	1.0%	Eli Lilly & Co., 6.57%, 1/1/2016, AA	(154,815)	(181,987)	27,172
9/21/2009 12/20/2014	6,900,000[2]	1.0%	Hewlett-Packard Co., 5.4%, 3/1/2017, A	(187,718)	(230,356)	42,638
9/21/2009 12/20/2014	6,900,000[1]	1.0%	Home Depot, Inc.,5.875%, 12/16/2036, BBB+	(120,537)	(112,125)	(8,412)
9/21/2009 3/20/2015	6,900,000[1]	1.0%	McKesson Corp., 7.65%, 3/1/2027, BBB+	(130,780)	(192,538)	61,758
Total net unrealized appreciation						123,156

At March 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Dates	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)
6/22/2009 9/20/2014	12,000,000[3]	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	1,592,057	(191,373)	1,783,430
12/21/2009 3/20/2015	6,900,000[3]	1.0%	Weatherford International Ltd., 4.95%, 10/15/2013, BBB+	22,272	(89,379)	111,651
Total unrealized appreciation						1,895,081
(j) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.
(k) The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At March 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
6/26/2009 6/26/2011	60,000,000[4]	Floating — LIBOR	Fixed — 1.598%	919,623	—	919,623
6/26/2009 6/26/2012	20,000,000[4]	Floating — LIBOR	Fixed — 2.26%	531,999	—	531,999
6/29/2009 7/1/2013	20,000,000[5]	Floating — LIBOR	Fixed — 2.71%	639,630	—	639,630
9/15/2010 9/15/2014	118,800,000[1]	Fixed — 3.15%	Floating — LIBOR	(1,771,484)	224,400	(1,995,884)
9/8/2009 9/8/2024	9,300,000[1]	Floating — LIBOR	Fixed — 8.125%	410,702	—	410,702
11/15/2009 11/15/2024	15,700,000[6]	Floating — LIBOR	Fixed — 8.7%	689,425	—	689,425
Total net unrealized appreciation						1,195,495

At March 31, 2010, total return swap contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)
12/14/2009 6/1/2012	76,400,000[5]	0.425%	Global Interest Rate Strategy Index	(1,005,254)	—	(1,005,254)
Counterparties:
[1] Morgan Stanley
[2] The Goldman Sachs & Co.
[3] JPMorgan Chase Securities, Inc.
[4] Bank of America
[5] Citigroup, Inc.
[6] Barclays Bank PLC

LIBOR: London InterBank Offered Rate

SIFMA: Securities Industry and Financial Markets Association

At March 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	45,460,299	AUD	50,157,000	4/22/2010	456,572	The Goldman Sachs & Co.
USD	6,371,459	CHF	6,790,000	4/22/2010	69,432	Barclays Bank PLC
USD	18,880,884	NOK	112,953,000	4/22/2010	105,441	USB AG
USD	9,019,626	NZD	12,899,000	4/22/2010	129,738	Barclays Bank PLC
USD	8,246,074	SEK	59,736,000	4/22/2010	27,301	Barclays Bank PLC
JPY	1,915,109,000	USD	21,282,536	4/22/2010	795,397	HSBC Bank USA
Total unrealized appreciation					1,583,881
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CAD	14,152,000	USD	13,853,661	4/22/2010	(80,172)	Credit Suisse
EUR	42,278,000	USD	57,059,742	4/22/2010	(44,299)	Bank of New York Mellon Corp.
GBP	19,029,000	USD	28,519,333	4/22/2010	(353,249)	Credit Suisse
Total unrealized depreciation					(477,720)
Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (l)
Corporate Bonds	$ —	$ 1,216,347,286	$ 13,250,920	$ 1,229,598,206
Mortgage-Backed Securities Pass-Throughs	—	68,002,510	10,517,328	78,519,838
Asset-Backed	—	157,573,823	15,215,222	172,789,045
Commercial Mortgage-Backed Securities	—	199,853,789	—	199,853,789
Collateralized Mortgage Obligations	—	204,334,546	—	204,334,546
Government & Agency Obligations	—	542,021,206	30,455,000	572,476,206
Loan Participation and Assignments	—	143,527,257	2,751,954	146,279,211
Municipal Bonds and Notes	—	13,323,133	—	13,323,133
Short-Term Investments (l)	230,028,809	13,885,405	—	243,914,214
Unfunded Loan Commitments	—	8,072	—	8,072
Derivatives (m)	—	6,801,909	—	6,801,909
Total	$ 230,028,809	$ 2,565,678,936	$ 72,190,424	$ 2,867,898,169
Liabilities
Derivatives (m)	$ (1,902,936)	$ (3,487,270)	$ —	$ (5,390,206)
Total	$ (1,902,936)	$ (3,487,270)	$ —	$ (5,390,206)
(l) See Investment Portfolio for additional detailed categorizations.
(m) Derivatives include unrealized appreciation (depreciation) on open futures, credit default swaps, interest rate swaps, total return swaps and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Mortgage- Backed Securities Pass-Throughs	Asset-Backed
Balance as of September 30, 2009	$ 12,564,486	$ —	$ 8,061,252
Realized gains (loss)	—	(3,766)	(687,899)
Change in unrealized appreciation (depreciation)	679,501	271,592	1,733,773
Amortization premium/discount	6,533	—	(259,963)
Net purchases (sales)	400	10,249,502	6,368,059
Net transfers in (out) of Level 3	—	—	—
Balance as of March 31, 2010	$ 13,250,920	$ 10,517,328	$ 15,215,222
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$ 679,501	$ 271,592	$ 847,118
	Collateralized Mortgage Obligations	Government & Agency Obligations	Loan Participations and Assignments	Total
Balance as of September 30, 2009	$ 5,050,000	$ 33,038,250	$ 4,264,374	$ 62,978,362
Realized gains (loss)	—	68,750	35,805	(587,110)
Change in unrealized appreciation (depreciation)	—	403,000	67,868	3,155,734
Amortization premium/discount	—	23,125	23,393	(206,912)
Net purchases (sales)	(5,050,000)	(3,078,125)	(1,639,486)	6,850,350
Net transfers in (out) of Level 3	—	—	—	—
Balance as of March 31, 2010	$ —	$ 30,455,000	$ 2,751,954	$ 72,190,424
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2010	$ —	$ 370,000	$ 48,436	$ 2,216,647

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of March 31, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $2,578,730,748) — including $153,287,482 of securities loaned	$ 2,631,059,379
Investment in Daily Assets Fund Institutional (cost $180,204,818)*	180,204,818
Investment in Central Cash Management Fund (cost $49,823,991)	49,823,991
Total investments, at value (cost $2,808,759,557)	2,861,088,188
Cash	293,725
Deposit with brokers for open futures contracts	3,247,980
Deposit from broker for open swap contracts	2,940,000
Receivable for investments sold	56,943,470
Receivable for Fund shares sold	17,413,607
Interest receivable	19,749,750
Unrealized appreciation on swap contracts	5,218,028
Unrealized appreciation on unfunded loan commitments	8,072
Unrealized appreciation on forward foreign currency exchange contracts	1,583,881
Foreign taxes recoverable	177,731
Other assets	178,647
Total assets	2,968,843,079
Liabilities
Payable upon return of deposit	2,940,000
Payable upon return of securities loaned	180,204,818
Payable for investments purchased	38,027,267
Payable for investments purchased — when-issued securities	11,980,259
Payable for Fund shares redeemed	7,296,459
Payable for variation margin on open futures contracts	728,085
Unrealized depreciation on swap contracts	3,009,550
Unrealized depreciation on forward foreign currency exchange contracts	477,720
Accrued management fee	829,576
Accrued expenses and payables	1,548,469
Total liabilities	247,042,203
Net assets, at value	$ 2,721,800,876
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2010 (Unaudited) (continued)
Net Assets Consist of
Accumulated distributions in excess of net investment income	$ (8,277,086)
Net unrealized appreciation (depreciation) on: Investments	52,328,631
Futures	(1,902,936)
Swap contracts	2,208,478
Unfunded loan commitments	8,072
Foreign currency	1,095,670
Accumulated net realized gain (loss)	(150,184,246)
Paid-in capital	2,826,524,293
Net assets, at value	$ 2,721,800,876
Net Asset Value
Class A Net Asset Value and redemption price per share ($1,141,385,531 ÷ 119,782,867 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 9.53
Maximum offering price per share (100 ÷ 97.25 of $9.53)	$ 9.80

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,440,986 ÷ 151,047 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 9.54

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($397,338,337 ÷ 41,751,268 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 9.52
Class S Net Asset Value, off4,934ering and redemption price per share ($1,144,164,934 ÷ 119,813,882 shares of outstanding capital stock, $.001 par value, unlimited number of shares authorized)	$ 9.55
Institutional Class Net Asset Value, offering and redemption price per share ($37,471,088 ÷ 3,927,213 shares of outstanding capital stock, $.001 par value, unlimited number of shares authorized)	$ 9.54

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended March 31, 2010 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $3,646)	$ 51,799,015
Income distributions — affiliated cash management vehicles	58,031
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	16,073
Total Income	51,873,119
Expenses: Management fee	4,458,961
Administration fee	1,277,035
Services to shareholders	1,736,939
Custodian fee	106,585
Distribution and service fees	3,083,706
Professional fees	67,451
Trustees' fees and expenses	33,267
Reports to shareholders	133,776
Registration fees	83,374
Other	86,894
Total expenses before expense reductions	11,067,988
Expense reductions	(227,547)
Total expenses after expense reductions	10,840,441
Net investment income	41,032,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	6,188,404
Futures	(5,809,863)
Swap contracts	2,093,033
Foreign currency	6,249,378
8,720,952
Change in net unrealized appreciation (depreciation) on: Investments	28,667,162
Futures	1,717,930
Swap contracts	(619,291)
Unfunded loan commitments	(995)
Foreign currency	186,954
29,951,760
Net gain (loss)	38,672,712
Net increase (decrease) in net assets resulting from operations	$ 79,705,390

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2010 (Unaudited)	Year Ended September 30, 2009
Operations: Net investment income	$ 41,032,678	$ 69,702,120
Net realized gain (loss)	8,720,952	(68,610,580)
Change in net unrealized appreciation (depreciation)	29,951,760	109,187,478
Net increase (decrease) in net assets resulting from operations	79,705,390	110,279,018
Distributions to shareholders: Net investment income: Class A	(19,602,568)	(23,666,318)
Class B	(24,740)	(76,606)
Class C	(5,366,150)	(6,001,713)
Class S	(21,262,051)	(29,193,065)
Institutional Class	(523,245)	(953,356)
Return of capital: Class A	—	(9,308,604)
Class B	—	(30,131)
Class C	—	(2,360,637)
Class S	—	(11,482,423)
Institutional Class	—	(374,981)
Total distributions	(46,778,754)	(83,447,834)
Fund share transactions: Proceeds from shares sold	725,702,330	1,380,606,392
Reinvestment of distributions	38,401,605	70,058,207
Cost of shares redeemed	(426,081,918)	(851,986,913)
Redemption fees	—	59,512
Net increase (decrease) in net assets from Fund share transactions	338,022,017	598,737,198
Increase (decrease) in net assets	370,948,653	625,568,382
Net assets at beginning of period	2,350,852,223	1,725,283,841
Net assets at end of period (including accumulated distributions in excess of net investment income of $8,277,086 and $2,531,010, respectively)	$ 2,721,800,876	$ 2,350,852,223

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended September 30,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.40	$ 9.34	$ 9.94	$ 9.88	$ 9.93	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.15	.35	.38	.38	.35	.33
Net realized and unrealized gain (loss)	.15	.13	(.46)	.17	.10	.19
Total from investment operations	.30	.48	(.08)	.55	.45	.52
Less distributions from: Net investment income	(.17)	(.30)	(.47)	(.43)	(.38)	(.34)
Net realized gains	—	—	(.05)	(.06)	(.12)	(.25)
Return of capital	—	(.12)	—	—	—	—
Total distributions	(.17)	(.42)	(.52)	(.49)	(.50)	(.59)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.53	$ 9.40	$ 9.34	$ 9.94	$ 9.88	$ 9.93
Total Return (%)[d]	3.25**	5.50[e]	(.88)[e]	5.79[e]	4.71[e]	5.24[e]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,141	988	625	325	85	119
Ratio of expenses before expense reductions	.82*	.88	.88	.93	1.34[f]	1.45[f]
Ratio of expenses after expense reductions	.82*	.87	.86	.86	.88[f]	.95[f]
Ratio of net investment income (%)	3.24*	3.91	3.89	3.83	3.61	3.21
Portfolio turnover rate	42**	112	83	57	129[g]	298
[a] For the six months ended March 31, 2010 (Unaudited).
[b] Effective November 17, 2004, the Fund converted from a stable value fund to a short-term bond fund. The return for the Fund includes a one-time adjustment of 2.7% related to the conversion and in the absence of the conversion, the return would have been lower.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Includes expenses allocated from Scudder Limited-Duration Plus Portfolio.
[g] On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended September 30,	2010[a]	2009	2008	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.42	$ 9.35	$ 9.94	$ 9.97
Income (loss) from investment operations: Net investment income[c]	.11	.28	.30	.13
Net realized and unrealized gain (loss)	.15	.14	(.45)	.01
Total from investment operations	.26	.42	(.15)	.14
Less distributions from: Net investment income	(.14)	(.23)	(.39)	(.17)
Net realized gains	—	—	(.05)	—
Return of capital	—	(.12)	—	—
Total distributions	(.14)	(.35)	(.44)	(.17)
Redemption fees	—	.00***	.00***	.00***
Net asset value, end of period	$ 9.54	$ 9.42	$ 9.35	$ 9.94
Total Return (%)[d,e]	2.85**	4.66	(1.61)	1.39**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	4	7
Ratio of expenses before expense reductions	1.84*	1.85	1.76	1.82*
Ratio of expenses after expense reductions	1.63*	1.65	1.67	1.72*
Ratio of net investment income (%)	2.43*	3.12	3.08	2.94*
Portfolio turnover rate	42**	112	83	57
[a] For the six months ended March 31, 2010 (Unaudited).
[b] For the period April 23, 2007 (commencement of operations of Class B shares) to September 30, 2007.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended September 30,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.39	$ 9.33	$ 9.92	$ 9.87	$ 9.93	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.12	.29	.31	.31	.29	.26
Net realized and unrealized gain (loss)	.15	.13	(.45)	.17	.09	.19
Total from investment operations	.27	.42	(.14)	.48	.38	.45
Less distributions from: Net investment income	(.14)	(.24)	(.40)	(.37)	(.32)	(.27)
Net realized gains	—	—	(.05)	(.06)	(.12)	(.25)
Return of capital	—	(.12)	—	—	—	—
Total distributions	(.14)	(.36)	(.45)	(.43)	(.44)	(.52)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.52	$ 9.39	$ 9.33	$ 9.92	$ 9.87	$ 9.93
Total Return (%)[d]	2.87**	4.72[e]	(1.53)	4.98[e]	4.07[e]	4.47[e]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	397	329	176	130	100	139
Ratio of expenses before expense reductions	1.59*	1.62	1.59	1.66	2.09[f]	2.19[f]
Ratio of expenses after expense reductions	1.59*	1.62	1.59	1.61	1.50[f]	1.57[f]
Ratio of net investment income (%)	2.47*	3.16	3.16	3.08	2.99	2.59
Portfolio turnover rate	42**	112	83	57	129[g]	298
[a] For the six months ended March 31, 2010 (Unaudited).
[b] Effective November 17, 2004, the Fund converted from a stable value fund to a short-term bond fund. The return for the Fund includes a one-time adjustment of 2.7% related to the conversion and in the absence of the conversion, the return would have been lower.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] Includes expenses allocated from Scudder Limited-Duration Plus Portfolio.
[g] On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S+ Years Ended September 30,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.43	$ 9.36	$ 9.95	$ 9.89	$ 9.93	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.16	.37	.40	.39	.35	.33
Net realized and unrealized gain (loss)	.14	.14	(.45)	.16	.11	.19
Total from investment operations	.30	.51	(.05)	.55	.46	.52
Less distributions from: Net investment income	(.18)	(.32)	(.49)	(.43)	(.38)	(.34)
Net realized gains	—	—	(.05)	(.06)	(.12)	(.25)
Return of capital	—	(.12)	—	—	—	—
Total distributions	(.18)	(.44)	(.54)	(.49)	(.50)	(.59)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.55	$ 9.43	$ 9.36	$ 9.95	$ 9.89	$ 9.93
Total Return (%)[d]	3.36**	5.71	(.62)	5.79	4.80	5.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,144	1,019	869	879	287	518
Ratio of expenses before expense reductions	.67*	.70	.71	.79	1.27[e]	1.38[e]
Ratio of expenses after expense reductions	.63*	.65	.67	.73	.88[e]	.90[e]
Ratio of net investment income (%)	3.43*	4.12	4.08	3.97	3.61	3.26
Portfolio turnover rate	42**	112	83	57	129[f]	298
+ On October 23, 2006, Investment Class was renamed Class S.
[a] For the six months ended March 31, 2010 (Unaudited).
[b] Effective November 17, 2004, the Fund converted from a stable value fund to a short-term bond fund. The return for the Fund includes a one-time adjustment of 2.7% related to the conversion and in the absence of the conversion, the return would have been lower.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes expenses allocated from Scudder Limited-Duration Plus Portfolio.
[f] On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended September 30,	2010[a]	2009	2008[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.42	$ 9.36	$ 9.56
Income (loss) from investment operations: Net investment income[c]	.17	.38	.04
Net realized and unrealized gain (loss)	.14	.13	(.21)
Total from investment operations	.31	.51	(.17)
Less distributions from: Net investment income	(.19)	(.33)	(.03)
Return of capital	—	(.12)	—
Total distributions	(.19)	(.45)	(.03)
Redemption fees	—	.00***	.00***
Net asset value, end of period	$ 9.54	$ 9.42	$ 9.36
Total Return (%)	3.43**	5.74	(1.76)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	13	50
Ratio of expenses	.50*	.52	.54*
Ratio of net investment income (%)	3.56*	4.25	4.20*
Portfolio turnover rate	42**	112	83
[a] For the six months ended March 31, 2010 (Unaudited).
[b] For the period from August 27, 2008 (commencement of operations of Institutional Class shares) to September 30, 2008.
[c] Based on average shares outstanding during the period.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Short Duration Plus Fund (the "Fund") is a diversified series of DWS Advisor Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Interest Rate Swap Contracts. The Fund enters into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a Board-approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation.

A summary of the open interest rate swap contracts as of March 31, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2010, the Fund invested in interest rate swap contracts with a total notional amount generally indicative of a range from approximately $228,100,000 to $245,800,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund buys or sells credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund also buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

Credit default swap contracts are marked to market daily based upon quotations from a Board-approved pricing vendor and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

A summary of the open credit default swap contracts as of March 31, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2010, the Fund invested in credit default swap contracts with a total notional amount generally indicative of a range from approximately $21,250,000 to $46,500,000.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. The Fund enters into total return swap transactions to gain exposure to different parts of the yield curve while managing overall duration. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in the value of underlying reference security or index. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a Board-approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation.

A summary of the open total return swap contracts as of March 31, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2010, the Fund invested in total return swap contracts with total notional amounts of $76,400,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund enters into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy by entering into futures contracts on fixed-income securities, including on financial indices, and security indices and on currency. As part of this strategy, the Fund uses futures contracts to attempt to take advantage of short-term and medium-term inefficiencies within the global bond and currency markets.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2010, the Fund invested in futures contracts with a total notional value generally indicative of a range from approximately $1,181,365,000 to $1,291,525,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund uses forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to attempt to take advantage of short-term and medium-term inefficiencies within the currency markets. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of March 31, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2010, the Fund invested in forward foreign currency exchange contracts with a total contract value generally indicative of a range from approximately $100,443,000 to $208,694,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$ —	$ 3,191,379	$ 3,191,379
Credit Contracts (a)	—	2,026,649	2,026,649
Foreign Exchange Contracts (b)	1,583,881	—	1,583,881
	$ 1,583,881	$ 5,218,028	$ 6,801,909

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on swap contracts
(b) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ (3,001,138)	$ (1,902,936)	$ (4,904,074)
Credit Contracts (a)	—	(8,412)	—	(8,412)
Foreign Exchange Contracts (b)	(477,720)	—	—	(477,720)
	$ (477,720)	$ (3,009,550)	$ (1,902,936)	$ (5,390,206)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on swap contracts and net unrealized appreciation (depreciation) on futures. Liability of Payable for daily variation margin on open futures contracts reflects unsettled variation margin.
(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)
	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ 2,020,270	$ (5,809,863)	$ (3,789,593)
Credit Contracts (a)	—	72,763	—	72,763
Foreign Exchange Contracts (b)	6,193,483	—	—	6,193,483
	$ 6,193,483	$ 2,093,033	$ (5,809,863)	$ 2,476,653

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swaps and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)
	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ (1,000,912)	$ 1,717,930	$ 717,018
Credit Contracts (a)	—	381,621	—	381,621
Foreign Exchange Contracts (b)	221,488	—	—	221,488
	$ 221,488	$ (619,291)	$ 1,717,930	$ 1,320,127

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swaps and futures, respectively
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2009, the Fund had a net tax basis capital loss carryforward of approximately $98,367,000, including $60,677,000 inherited from its merger with an affiliated fund in fiscal year 2007, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2011 ($14,467,000), September 30, 2012 ($25,866,000), September 30, 2013 ($18,693,000), September 30, 2014 ($3,620,000), September 30, 2015 ($15,741,000), September 30, 2016 ($2,969,000) and September 30, 2017 ($17,011,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 381-384 of the Internal Revenue Code.

In addition, from November 1, 2008 through September 30, 2009, the Fund incurred approximately $62,800,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2010.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, futures contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended March 31, 2010, purchases and sales of investment securities (excluding short-term instruments) aggregated $1,350,119,784 and $1,027,793,125, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

On January 26, 2010, the Advisor announced its intention to transition members of its Quantitative Strategies Group (the "QS Group"), including members of the Fund's portfolio management team, out of the Advisor into a separate investment advisory firm unaffiliated with the Advisor known as QS Investors, LLC ("QS Investors") (the "Separation"). The Separation is expected to be completed during the third quarter of 2010. In order for the Fund to continue to access the investment expertise offered by the members of the QS Group following the Separation, the Advisor recommended that the Board approve a sub-advisory agreement between the Advisor and QS Investors (the "Sub-Advisory Agreement"). On May 4, 2010, following a review of QS Investors' capabilities, the terms of the Separation and the Sub-Advisory Agreement, the Fund's Board approved the Sub-Advisory Agreement. This action was taken pursuant to an order the Fund and the Advisor requested and received from the Securities and Exchange Commission that permits the Advisor, with the approval of the Fund's Board, to appoint subadvisors that are not affiliated with the Advisor to manage all or a portion of the Fund's assets without the need for a shareholder meeting or vote. The Sub-Advisory Agreement is expected to become effective upon the effective date of the Separation. As a subadvisor to the Fund, QS Investors will manage the portion of assets allocated to the Fund's iGAP strategy. Pursuant to the Sub-Advisory Agreement, QS Investors is paid for its services by the Advisor from its fees as investment advisor to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund's average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2010, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.35% of the Fund's average daily net assets.

For the period from October 1, 2009 through September 30, 2010 (through April 22, 2010 for Class S and through January 31, 2011 for Class B), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.90%
Class B	1.65%
Class C	1.65%
Class S	.73%
Institutional Class	.65%

For the period from April 23, 2010 through September 30, 2010, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expense (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.75%.

In addition, for the period from October 1, 2009 through January 31, 2010, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.88%
Class B	1.63%
Class C	1.63%
Class S	.63%
Institutional Class	.63%

Effective February 1, 2010, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.83%
Class B	1.63%
Class C	1.63%
Class S	.63%
Institutional Class	.63%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2010, the Administration Fee was $1,277,035, of which $229,758 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2010, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2010
Class A	$ 177,760	$ —	$ 90,553
Class B	3,035	1,856	1,179
Class C	82,599	—	40,512
Class S	397,537	225,410	25,952
Institutional Class	155	—	74
	$ 661,086	$ 227,266	$ 158,270

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2010
Class B	$ 6,527	$ 972
Class C	1,375,545	251,162
	$ 1,382,072	$ 252,134

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2010	Annualized Effective Rate
Class A	$ 1,244,167	$ 378,767.23%
Class B	2,059	4,046.24%
Class C	455,408	158,147.25%
	$ 1,701,634	$ 540,960

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2010 aggregated $13,457.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2010, the CDSC for Class B and C shares aggregated $625 and $80,469, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2010, DIDI received $94,805 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $21,212, of which $13,324 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Fee Reductions

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended March 31, 2010, the Fund's custodian fee was reduced by $281 for custody credits earned.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	36,727,203	$ 348,391,390	79,668,475	$ 722,400,815
Class B	2,961	28,056	22,254	197,699
Class C	10,161,641	96,191,427	21,516,412	195,222,062
Class S	26,878,536	255,408,333	49,878,513	454,287,504
Institutional Class	2,707,634	25,683,124	942,056	8,498,312
		$ 725,702,330		$ 1,380,606,392
Shares issued to shareholders in reinvestment of distributions
Class A	1,806,115	$ 17,112,945	3,197,242	$ 28,806,118
Class B	2,021	19,160	9,771	87,281
Class C	430,532	4,075,799	686,778	6,187,524
Class S	1,755,910	16,671,890	3,735,498	33,649,238
Institutional Class	54,979	521,811	149,625	1,328,046
		$ 38,401,605		$ 70,058,207
Shares redeemed
Class A	(23,837,409)	$ (226,155,732)	(44,717,389)	$ (403,731,875)
Class B	(70,063)	(665,232)	(244,288)	(2,191,168)
Class C	(3,818,743)	(36,183,065)	(6,088,461)	(54,798,788)
Class S	(16,970,942)	(161,408,635)	(38,315,163)	(345,434,999)
Institutional Class	(175,856)	(1,669,254)	(5,120,743)	(45,830,083)
		$ (426,081,918)		$ (851,986,913)
Redemption fees		$ —		$ 59,512
Net increase (decrease)
Class A	14,695,909	$ 139,348,603	38,148,328	$ 347,514,053
Class B	(65,081)	(618,016)	(212,263)	(1,906,188)
Class C	6,773,430	64,084,161	16,114,729	146,615,156
Class S	11,663,504	110,671,588	15,298,848	142,517,902
Institutional Class	2,586,757	24,535,681	(4,029,062)	(36,003,725)
		$ 338,022,017		$ 598,737,198

G. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Other Information

Gary Sullivan, CFA, portfolio manager of the Fund, has changed his name to Gary Russell.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	InstitutionalClass
Nasdaq Symbol	PPIAX	PPLBX	PPLCX	DBPIX	PPILX
CUSIP Number	23336Y 748	23336Y 623	23336Y 730	23336Y 755	23336Y 772
Fund Number	418	618	718	822	1422

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 1, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 1, 2010